Leases - Future Commitments (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 14,568
Amounts representing interest over the term of the lease	(685)
Present value of net lease payments	13,883
Less current portion of lease obligations	5,798
Lease obligations	8,085
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	6,216
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	7,748
3-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	604
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 0